Initial Public Offering (Details) - USD ($)			9 Months Ended
	Mar. 25, 2021	Jan. 20, 2021	Sep. 30, 2021
Initial Public Offering (Details) [Line Items]
Sale of units		3,750,000
Gross proceeds (in Dollars)			$ 311,163,050
Deferred underwriting commissions (in Dollars)			$ 10,890,707
Public warrant, description		Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).	Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	31,116,305	25,000,000
Purchase price per share (in Dollars per share)	$ 10	$ 10
Gross proceeds (in Dollars)	$ 311,200,000
Offering costs (in Dollars)	17,600,000		$ 17,600,000
Deferred underwriting commissions (in Dollars)	$ 10,900,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	3,616,305	28,750,000
Deferred underwriting commissions (in Dollars)		$ 10,100,000